Investment Objectives and Goals	Jul. 28, 2025
Aristotle Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Core Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Core Bond Fund (the “Fund”) seeks total return, consisting of current income and capital appreciation.
Aristotle Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Core Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Core Equity Fund (the “Fund”) seeks long-term growth of capital.
Aristotle Core Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Core Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Core Income Fund (the “Fund”) seeks a high level of current income;
Objective, Secondary [Text Block]	capital appreciation is of secondary importance.
Aristotle Floating Rate Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Floating Rate Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Floating Rate Income Fund (the “Fund”) seeks a high level of current income.
Aristotle Growth Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Growth Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Growth Equity Fund (the “Fund”) seeks long-term growth of capital.
Aristotle High Yield Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle High Yield Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle High Yield Bond Fund (the “Fund”) seeks a high level of current income.
Aristotle International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle International Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle International Equity Fund (the “Fund”) seeks long-term capital appreciation.
Aristotle Portfolio Optimization Aggressive Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Portfolio Optimization Aggressive Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Portfolio Optimization Aggressive Growth Fund (the “Fund”) seeks high, long-term capital appreciation.
Aristotle Portfolio Optimization Conservative Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Portfolio Optimization Conservative Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Portfolio Optimization Conservative Fund (the “Fund”) seeks current income and preservation of capital.
Aristotle Portfolio Optimization Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Portfolio Optimization Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Portfolio Optimization Growth Fund (the “Fund”) seeks moderately high, long-term capital appreciation with low, current income.
Aristotle Portfolio Optimization Moderate Conservative Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Portfolio Optimization Moderate Conservative Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Portfolio Optimization Moderate Conservative Fund (the “Fund”) seeks current income and moderate growth of capital.
Aristotle Portfolio Optimization Moderate Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Portfolio Optimization Moderate Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Portfolio Optimization Moderate Fund (the “Fund”) seeks long-term growth of capital and low to moderate income.
Aristotle Short Duration Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Short Duration Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Short Duration Income Fund (the “Fund”) seeks current income
Objective, Secondary [Text Block]	capital appreciation is of secondary importance.
Aristotle Small Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Small Cap Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Small Cap Equity Fund (the “Fund”) seeks long-term capital appreciation.
Aristotle Small/Mid Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Small/Mid Cap Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Small/Mid Cap Equity Fund (the “Fund”) seeks long-term capital appreciation.
Aristotle Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Strategic Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Strategic Income Fund (the “Fund”) seeks a high level of current income. The Fund may also seek capital appreciation.
Aristotle Ultra Short Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Ultra Short Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Ultra Short Income Fund (the “Fund”) seeks current income consistent with capital preservation.
Aristotle Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Value Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Value Equity Fund (the “Fund”) seeks long-term growth of capital.
Aristotle/Saul Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle/Saul Global Equity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle/Saul Global Equity Fund (the “Fund”) seeks to maximize long-term capital appreciation.